Equity - Schedule of Movements in Common Shares (Details) - Ordinary shares [member] - USD ($)	6 Months Ended			12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Schedule of Movements in Common Shares [Line Items]
Balance (in Shares)	1,827,524	41,668,554	37,576,449	34,154,062
Balance (in Dollars)	$ 538,996	$ 416,688	$ 375,766	$ 341,541
Additional issue of shares, Shares	535,714	12,010,706	4,092,105
Additional issue of shares, Amount (in Dollars)		$ 120,107	$ 40,922
Additional issue, after reverse stock split, Shares	2,363,238	53,679,260
Additional issue, after reverse stock split, Amount (in Dollars)	$ 538,996	$ 536,795
Additional issue of shares, Shares		40,000,000
Additional issue of shares, Amount (in Dollars)
Total issued common shares (Before reverse stock split), Shares		93,679,260
Total issued common shares (Before reverse stock split), Amount (in Dollars)		$ 536,795
Total issued common shares (After reverse stock split), Shares		1,607,349
Total issued common shares (After reverse stock split) (in Dollars)		$ 536,794
Additional issue of common shares, after reverse stock split, Shares		220,175
Additional issue of common shares, after reverse stock split, Amount (in Dollars)		$ 2,202
Shares issued, Shares				3,422,387
Shares issued, Amount (in Dollars)				$ 34,225
Conversion of Promissory Note into Equity (Subsequent Event), Shares	2,854,600
Conversion of Promissory Note into Equity (Subsequent Event), Amount (in Dollars)	$ 28,546
Balance (in Shares)	5,217,838	1,827,524	41,668,554	37,576,449
Balance (in Dollars)	$ 567,542	$ 538,996	$ 416,688	$ 375,766
After Reverse Split [Member]
Schedule of Movements in Common Shares [Line Items]
Balance (in Shares)	1,827,524	694,477	626,275	569,235
Balance (in Dollars)	$ 538,996	$ 416,688	$ 375,766	$ 341,541
Additional issue of shares, Shares	535,714		68,202
Additional issue of shares, Amount (in Dollars)			$ 40,922
Additional issue, after reverse stock split, Shares	2,363,238
Additional issue, after reverse stock split, Amount (in Dollars)	$ 538,996
Additional issue of shares, Shares		666,667
Additional issue of shares, Amount (in Dollars)
Additional issue of common shares, after reverse stock split, Shares		220,175
Additional issue of common shares, after reverse stock split, Amount (in Dollars)		$ 2,202
Additional stock for employee incentive plan, Shares		894,654
Additional stock for employee incentive plan, Amount (in Dollars)		$ 536,795
Additional capital, before reverse stock split, Shares		1,561,321
Additional capital, before reverse stock split, Amount (in Dollars)		$ 536,795
Shares issued, Shares				57,040
Shares issued, Amount (in Dollars)				$ 34,225
Conversion of Promissory Note into Equity (Subsequent Event), Shares	2,854,600
Conversion of Promissory Note into Equity (Subsequent Event), Amount (in Dollars)	$ 28,546
Balance (in Shares)	5,217,838	1,827,524	694,477	626,275
Balance (in Dollars)	$ 567,542	$ 538,996	$ 416,688	$ 375,766